Cash and cash equivalents and financial investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents and financial investments
Cash and cash equivalents	R$ 63,690	R$ 127,263
Short-term financial investments	147,948	58,464
Total	211,638	185,727	R$ 135,727	R$ 162,827
Financial investments	R$ 3,164	R$ 96,299